February 28, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	State Farm Mutual Fund Trust
State Farm Equity Fund
State Farm Small/Mid Cap Equity Fund
State Farm International Equity Fund
State Farm S&P 500 Index Fund
State Farm Small Cap Index Fund
State Farm International Index Fund
State Farm Equity and Bond Fund
State Farm Bond Fund
State Farm Tax Advantaged Bond Fund
State Farm Money Market Fund
State Farm LifePath Retirement Fund
State Farm LifePath 2020 Fund
State Farm LifePath 2030 Fund
State Farm LifePath 2040 Fund
State Farm LifePath 2050 Fund

File Nos. 333-42004; 811-10027
Post-Effective Amendment No. 42

Ladies and Gentlemen:

We are transmitting for filing with the United States Securities and Exchange Commission (the “Commission”) via EDGAR post-effective amendment #42 to the registration statement of State Farm Mutual Fund Trust (the “Registrant”) on Form N-1A (the “Amendment”).

Reason for Amendment. The sole purpose of the Amendment is to amend the investment objectives for the Registrant’s LifePath Funds (the State Farm LifePath Retirement Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, State Farm LifePath 2040 Fund and the State Farm LifePath 2050 Fund).

Request for Selective Review. As provided in Investment Company Release No. 13768 (February 15, 1984), the Registrant respectfully requests the Commission’s selective review of the Amendment, and that such review be limited to the changes to the investment objectives of the Registrant’s LifePath Funds as set forth in this Amendment. In all other material respects, the information contained in the Amendment relating to the Registrant’s LifePath Funds is substantially similar to the information set forth in post-effective amendment no. 40 to the registration statement of the Registrant, which was filed on April 29, 2013.

Please contact the undersigned if you should have any questions concerning the Amendment.

Very truly yours,

David Moore
Assistant Secretary
(309) 766-1908
David.moore.ct95@statefarm.com